Loans, financing, debentures and derivative financial instruments - Summary of Foreign Loan Maturity (Detail) € in Thousands, ¥ in Thousands, R$ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
		Mar. 06, 2024	Sep. 30, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity date		March 6,2025
Loan maturity, amount | R$					R$ 11,750,361	R$ 16,377,643			R$ 11,768,017		R$ 17,376,216
Foreign currency - denominated loans | R$					5,190,156				5,278,791
Borrowings, interest rate basis				CDI rate + 0.5% p.a.
Amount of contract settled | R$				R$ 3,149,525	R$ 5,848,611	R$ 2,426,222
IPP [member] | Foreign loans [member]
Disclosure of detailed information about borrowings [line items]
Loan maturity, amount							€ 23,576	¥ 12,853,651	R$ 1,584,452	$ 210,363
Cost in percentage of DI							110.00%	110.00%	110.00%	110.00%
Charges [member] | IPP [member] | Foreign loans [member]
Disclosure of detailed information about borrowings [line items]
Loan maturity, amount	[1]						€ 1,138	¥ 149,726	R$ 30,314	$ 3,945
Foreign loan one [member] | Cia Ultragaz [member] | Foreign loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity date				Sep-25
Foreign currency - denominated loans										$ 96,339
Borrowings, interest rate basis				4.539%
Cost in percentage of DI							108.50%	108.50%	108.50%	108.50%
Foreign loan one [member] | IPP [member] | Foreign loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity date				Jan/2024
Loan maturity, amount							€ 22,438	¥ 0	R$ 120,080	$ 0
Cost in percentage of DI							111.90%	111.90%	111.90%	111.90%
Foreign loan two [member] | Iconic Lubrificantes S.A [member] | Foreign loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity date				Jan-24
Foreign currency - denominated loans | €							€ 22,480
Borrowings, interest rate basis				EUR + 4.35%
Cost in percentage of DI							111.90%	111.90%	111.90%	111.90%
Foreign loan two [member] | IPP [member] | Foreign loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity date				Apr/2024
Loan maturity, amount							€ 0	¥ 0	R$ 47,387	$ 9,788
Cost in percentage of DI							116.00%	116.00%	116.00%	116.00%
Foreign loan three [member] | Cia Ultragaz [member] | Foreign loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity date				Mar-25
Foreign currency - denominated loans | ¥								¥ 12,564,392
Borrowings, interest rate basis				JPY + 1.31%
Cost in percentage of DI							109.40%	109.40%	109.40%	109.40%
Foreign loan three [member] | IPP [member] | Foreign loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity date				Jul/2024
Loan maturity, amount							€ 0	¥ 0	R$ 483,757	$ 99,923
Cost in percentage of DI							110.90%	110.90%	110.90%	110.90%
Foreign loan four [member] | Cia Ultragaz [member] | Foreign loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity date				Jul-24
Foreign currency - denominated loans										$ 100,000
Borrowings, interest rate basis				USD + 4.6%
Cost in percentage of DI							110.90%	110.90%	110.90%	110.90%
Foreign loan four [member] | IPP [member] | Foreign loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity date				Mar/2025
Loan maturity, amount							€ 0	¥ 12,703,925	R$ 434,728	$ 0
Cost in percentage of DI							109.40%	109.40%	109.40%	109.40%
Foreign loan five [member] | Iconic Lubrificantes S.A [member] | Foreign loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity date				Apr-24
Foreign currency - denominated loans										$ 9,727
Borrowings, interest rate basis				USD + 6.4%
Cost in percentage of DI							116.00%	116.00%	116.00%	116.00%
Foreign loan five [member] | IPP [member] | Foreign loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity date				Sept/2025
Loan maturity, amount							€ 0	¥ 0	R$ 468,186	$ 96,707
Cost in percentage of DI							108.50%	108.50%	108.50%	108.50%
Foreign Loan Six [Member] | IPP [member]
Disclosure of detailed information about borrowings [line items]
Amount of contract settled			$ 60,000
Foreign Loan Seven [Member] | IPP [member]
Disclosure of detailed information about borrowings [line items]
Amount of contract settled			$ 65,000

[1]	Considers interest, transaction cost and fair value adjustments.